Segment Information - Summary of Revenue and EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 643,190	$ 421,351	$ 204,047
Adjusted EBITDA	(146,977)	(32,282)	(20,743)
Share-based compensation expense	(23,632)	(1,014)	(1,922)
Product recall expenses	(1,654)
Asset impairment charge	(4,970)
IPO preparation and transaction costs	(9,288)	(679)
EBITDA	(186,521)	(33,975)	(22,665)
Finance income	14,435	515	47
Finance expenses	(15,740)	(11,372)	(3,655)
Depreciation and Amortization	(27,222)	(13,118)	(8,094)
Loss before tax	(215,048)	(57,950)	(34,367)
Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	425,912	302,899	160,967
Adjusted EBITDA	21,959	39,456	16,594
Share-based compensation expense	(3,780)
Product recall expenses	(1,654)
Asset impairment charge	(4,970)
EBITDA	11,555	39,456	16,594
Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue	180,738	100,227	39,120
Adjusted EBITDA	(44,560)	(25,117)	(13,663)
Share-based compensation expense	(2,963)
EBITDA	(47,523)	(25,117)	(13,663)
Operating Segments | Asia
Disclosure Of Operating Segments [Line Items]
Revenue	126,908	53,663	10,182
Adjusted EBITDA	(16,480)	(2,141)	(5,211)
Share-based compensation expense	(4,192)
EBITDA	(20,672)	(2,141)	(5,211)
Unallocated Amounts | Corporate
Disclosure Of Operating Segments [Line Items]
Adjusted EBITDA	(107,896)	(44,480)	(18,463)
Share-based compensation expense	(12,697)	(1,014)	(1,922)
IPO preparation and transaction costs	(9,288)	(679)
EBITDA	(129,881)	(46,173)	(20,386)
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(90,368)	(35,438)	(6,222)
Revenue from External Customers
Disclosure Of Operating Segments [Line Items]
Revenue	643,190	421,351	204,047
Revenue from External Customers | Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	336,452	267,691	154,746
Revenue from External Customers | Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue	179,830	99,997	39,120
Revenue from External Customers | Operating Segments | Asia
Disclosure Of Operating Segments [Line Items]
Revenue	126,908	53,663	10,182
Intersegment Revenue | Operating Segments | EMEA
Disclosure Of Operating Segments [Line Items]
Revenue	89,460	35,208	6,222
Intersegment Revenue | Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Revenue	908	230
Intersegment Revenue | Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ (90,368)	$ (35,438)	$ (6,222)